Note 11 - Financial Risk Management (Details Textual) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 MXN ($)
MEXICO
Statement Line Items [Line Items]
Value added tax receivables	$ 30
Net assets (liabilities)	$ (55)		$ 1,085			$ 1,051
Percentage change in foreign exchange rates	10.00%	10.00%	10.00%
Value at risk	$ 5			$ 5
Country of domicile [member]
Statement Line Items [Line Items]
Net assets (liabilities)	4,971	$ 6,236			$ 11,842
Value at risk	$ 497			$ 882